Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Schedule of changes in shares issued and fully paid and shares authorized

Shares authorized and fully issued	Note	Ordinary shares	Preferred shares	Senior preferred shares	Management shares	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Total as of December 31, 2020		222,657,093	422,057,050	16,795,799	2,500	-	-	661,512,442	3,969,074,652
SOPs exercised and RUSs vested		6,314,494	-	-	-	15,600,346	-	21,914,840	131,489,040
Shares withheld for employees' taxes		(320,866)	-	-	-	(384,278)	-	(705,144)	(4,230,864)
Shares repurchased		(203,643)	-	-	-	-	-	(203,643)	(1,221,858)
Issuance of preferred shares (Series G)		-	11,758,704	-	-	-	-	11,758,704	70,552,224
Conversion of senior preferred shares (Series F-1)		-	16,795,799	(16,795,799)	-	-	-	-	-
Issuance of preferred shares due to Easynvest business combination		-	8,019,426	-	-	-	-	8,019,426	48,116,556
Issuance of preferred shares(Series G-1)		-	10,002,809	-	-	-	-	10,002,809	60,016,854
Conversion of ordinary shares in class A shares		(228,447,078)	-	-	-	228,447,078	-	-	-
Conversion of class A shares in class B shares		-	-	-	-	(184,110,692)	184,110,692	-	-
Awards issued		-	-	-	-	-	7,596,827	7,596,827	45,580,962
Issuance of Class A shares - Cognitect acquisition		-	-	-	-	107,489	-	107,489	644,934
Issuance of Class A shares - Spin Pay acquisition		-	-	-	-	138,415	-	138,415	830,490
Subtotal balances before the 6-for-1 forward share split		-	468,633,788	-	2,500	59,798,358	191,707,519	720,142,165	4,320,852,990
Issuance of shares due to the 6-for-1 forward share split		-	2,343,168,940	-	12,500	298,991,790	958,537,595	3,600,710,825	-
Subtotal balances after the 6-for-1 forward share split		-	2,811,802,728	-	15,000	358,790,148	1,150,245,114	4,320,852,990	4,320,852,990
Preferred shares converted into class A shares		-	(2,811,802,728)	-	-	2,811,802,728	-	-	-
Cancelation of management shares		-	-	-	(15,000)	-	-	(15,000)	(15,000)
Issuance of shares under the customer program		-	-	-	-	1,259,613	-	1,259,613	1,259,613
Issuance of shares under the IPO		-	-	-	-	287,890,942	-	287,890,942	287,890,942
Movements due to the IPO		-	(2,811,802,728)	-	(15,000)	3,100,953,283	-	289,135,555	289,135,555

Shares authorized and fully issued	Note	Ordinary shares	Preferred shares	Senior preferred shares	Management shares	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Total as of December 31, 2021		-	-	-	-	3,459,743,431	1,150,245,114	4,609,988,545	4,609,988,545
Conversion of shares class B to A		-	-	-	-	58,312,073	(58,312,073)	-	-
SOPs exercised and RSUs vested	10	-	-	-	-	64,418,580	-	64,418,580	64,418,580
Shares withheld for employees' taxes	10	-	-	-	-	(8,536,770)	-	(8,536,770)	(8,536,770)
Issuance of class A shares - Cognitect and Juntos acquisitions		-	-	-	-	1,362,201	-	1,362,201	1,362,201
Issuance of shares due to IPO over-allotment		-	-	-	-	27,555,298	-	27,555,298	27,555,298
Total as of December 31, 2022		-	-	-	-	3,602,854,813	1,091,933,041	4,694,787,854	4,694,787,854
Conversion of class B shares in class A shares		-	-	-	-	8,620,899	(8,620,899)	-	-
SOPs exercised and RSUs vested	10	-	-	-	-	68,312,944	-	68,312,944	68,312,944
Shares withheld for employees' taxes	10	-	-	-	-	(8,848,203)	-	(8,848,203)	(8,848,203)
Shares repurchased		-	-	-	-	(290,676)	-	(290,676)	(290,676)
Share issued to service providers		-	-	-	-	4,355,374	-	4,355,374	4,355,374
Issuance of class A shares - Olivia acquisition		-	-	-	-	6,097,262	-	6,097,262	6,097,262
Issuance of class A shares - Spin Pay acquisition		-	-	-	-	877,665	-	877,665	877,665
Issuance of class A shares - Cognitect acquisition		-	-	-	-	644,934	-	644,934	644,934
Total as of December 31, 2023		-	-	-	-	3,682,625,012	1,083,312,142	4,765,937,154	4,765,937,154

Shares authorized and unissued	Class A Ordinary shares	Class B Ordinary shares	Total	Total after 6-for-1 forward share split
Business combination - contingent share consideration	-	-	2,920,149	10,683,513
Reserved for the share-based payments	-	-	329,196,802	397,521,998
Shares authorized which may be issued class A or class B	-	-	43,505,387,105	43,500,447,845
Shares authorized and unissued as of December 31, 2023	-	-	43,837,504,056	43,908,653,356

Shares authorized issued	3,682,625,012	1,083,312,142	4,765,937,154	4,694,787,854
Total as of December 31, 2023	-	-	48,603,441,210	48,603,441,210

Schedule of exercise of the SOPs and vesting of RSUs

	Capital and share premium reserve
Event	2023	2022	2021
Shares issued on IPO over-allotment	-	247,998	247,998
Issuance of preferred shares (Series F-1)	-	-	400,915
Issuance of preferred shares (Series G)	-	-	400,000
Issuance of preferred shares (Series G-1)	-	-	400,000
Customer program and IPO (note 1b)	-	-	2,602,026

Schedule of accumulated losses

	2023	2022	2021
Accumulated gains (losses)	329,468	(701,062)	(336,484)
Share-based payments reserve	947,481	765,639	208,075
Total attributable to shareholders of the parent company	1,276,949	64,577	(128,409)
Accumulated profit (loss) attributable to non-controlling interests	-	-	(341)
Total accumulated losses	-	-	(128,750)

Schedule of shares repurchased

	2023	2022	2021
Number of shares repurchased	290,676	-	1,221,858
Total value of shares repurchased	-	-	4,607
Number of shares withheld - RSU	8,848,203	8,536,770	4,230,864
Total value of shares withheld - RSU	52,242	51,212	18,299

Schedule of accumulated balances

	2023	2022	2021
Cash flow hedge effects, net of deferred taxes	12,417	(7,486)	1,487
Currency translation on foreign entities	135,497	(108,356)	(110,936)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	7,998	(22,298)	1,741
Own credit adjustment effects	518	489	(1,519)
Total	156,430	(137,651)	(109,227)